LEGAL RELATED AND NON LEGAL RELATED PROVISIONS - General information (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Legal proceedings provision	$ 229,193	$ 247,529
Non legal related	997,978	902,732
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	149,598
Administrative proceedings
Disclosure of other provisions [line items]
Provisions for administrative proceedings	26,476	24,433
Labor proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	29,592	32,381
Other proceedings
Disclosure of other provisions [line items]
Legal proceedings provision	173,125	190,715
Other proceedings | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Legal proceedings provision	144,038	163,157
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Non legal related	997,978	902,732
Miscellaneous other provisions [member] | Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of other provisions [line items]
Non legal related	289,381	272,428
Miscellaneous other provisions [member] | Corporacion Financiera Colombiana S.A.
Disclosure of other provisions [line items]
Non legal related	339,191	299,950
Provision for recognition of additional costs
Disclosure of other provisions [line items]
Legal proceedings provision	55,933	117,294
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Non legal related	59,002	89,043
Provision for credit commitments
Disclosure of other provisions [line items]
Non legal related	$ 64,910	$ 62,041